Dividends (Details)	12 Months Ended
	Jun. 30, 2021 GBP (£) £ / shares	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 GBP (£) £ / shares	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2019 GBP (£) £ / shares	Jun. 30, 2019 USD ($) $ / shares
Dividends
Dividends paid	£ 10,718,000	$ 14,665,000	£ 23,229,000	$ 29,554,000	£ 23,326,000	$ 29,615,000
Dividends paid per share | (per share)	£ 0.07	$ 0.09	£ 0.14	$ 0.18	£ 0.14	$ 0.18